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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act File Number: 811-04058
Registrant Name: The Korea Fund, Inc.
Address of Principal Executive Offices: 4 Embarcadero Center, 30th Floor, San Francisco, CA 94111
Name and Address of Agent for Service: Lawrence G. Altadonna — 1345 Avenue of the Americas, New York, New York 10105
Registrant’s telephone number, including area code: 212-739-3371
Date of Fiscal Year End: June 30, 2010
Date of Reporting Period: March 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles. A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments
The Korea Fund, Inc. Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value*

COMMON STOCK—96.9%

Auto Components—1.6%
568,040	Halla Climate Control Corp.	$6,826,017

Automobiles—4.6%
120,265	Hyundai Motor Co.	12,263,769
317,060	Kia Motors Corp.	7,070,093

		19,333,862

Building Products—1.6%
298,061	Sung Kwang Bend Co., Ltd. (d)	6,817,075

Capital Markets—2.2%
779,750	Hyundai Securities Co.	9,366,764

Chemicals—5.2%
199,238	Cheil Industries, Inc.	11,253,905
50,930	LG Chemical Ltd.	10,823,990

		22,077,895

Commercial Banks—8.9%
212,381	Daegu Bank	2,842,088
165,877	KB Financial Group, Inc.	7,988,733
1,036,583	Korea Exchange Bank	12,358,117
368,672	Shinhan Financial Group Co., Ltd.	14,531,628

		37,720,566

Commercial Services & Supplies—1.3%
121,937	Korea Plant Service & Engineering Co., Ltd.	5,511,529

Construction & Engineering—1.4%
109,980	Hyundai Engineering & Construction Co., Ltd.	6,032,883

Consumer Finance—0.5%
48,482	Samsung Card Co.	2,198,965

Diversified Telecommunication Services—1.9%
197,293	KT Corp.	8,165,986

Electric Utilities—3.2%
412,420	Korea Electric Power Corp. (b)	13,382,863

Electronic Equipment, Instruments & Components—1.6%
192,970	LG Display Co., Ltd.	6,819,027

Food & Staples Retailing—0.8%
7,602	Shinsegae Co., Ltd.	3,595,920

Food Products—1.4%
59,474	Binggrae Co., Ltd.	2,488,925
17,997	CJ CheilJedang Corp.	3,578,187

		6,067,112

The Korea Fund, Inc. Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value*

Hotels, Restaurants & Leisure—5.9%
612,600	Grand Korea Leisure Co., Ltd.	$13,265,014
592,500	Hotel Shilla Co., Ltd.	11,881,320

		25,146,334

Household Durables—0.5%
19,972	LG Electronics, Inc. (d)	2,030,267

Industrial Conglomerates—3.5%
22,501	LG Corp.	1,412,557
54,343	Orion Corp.	13,544,324

		14,956,881

Insurance—2.7%
512,420	Hyundai Marine & Fire Insurance Co., Ltd.	8,278,483
19,254	Samsung Fire & Marine Insurance Co., Ltd.	3,088,799

		11,367,282

Internet & Catalog Retail—1.0%
479,463	YES24 Co., Ltd. (d)	4,190,444

Internet Software & Services—1.0%
26,187	NHN Corp. (b)	4,169,834

Media—1.7%
343,050	CJ CGV Co., Ltd.	7,218,581

Metals & Mining—6.6%
63,980	Korea Zinc Co., Ltd.	11,411,544
35,824	POSCO	16,743,747

		28,155,291

Multiline Retail—6.7%
120,992	Hyundai Department Store Co., Ltd.	11,073,254
60,460	Lotte Shopping Co., Ltd.	17,519,091

		28,592,345

Oil, Gas & Consumable Fuels—1.9%
222,190	GS Holdings Corp.	7,874,045

Personal Products—0.7%
3,819	Amorepacific Corp.	2,777,884

Pharmaceuticals—1.4%
59,841	Dong-A Pharmaceutical Co., Ltd.	6,108,653

Semiconductors & Semiconductor Equipment—18.3%
698,899	Hynix Semiconductor, Inc. (b)(d)	16,493,767
84,657	Samsung Electronics Co., Ltd.	61,206,528

		77,700,295

The Korea Fund, Inc. Schedule of Investments
March 31, 2010 (unaudited)

Shares		Value*

Software—1.1%
153,218	Gamevil, Inc. (b)	$4,459,468

Trading Companies & Distributors—6.7%
286,158	Daewoo International Corp. (d)	9,101,167
230,090	LG International Corp.	6,204,252
242,390	Samsung C&T Corp.	13,043,004

		28,348,423

Wireless Telecommunication Services—1.0%
27,634	SK Telecom Co., Ltd.	4,244,652

	Total Common Stock (cost—$267,836,011)	411,257,143

SHORT-TERM INVESTMENT—2.8%

Collateral Invested for Securities on Loan (c)(e)—2.8%
11,945,614	BNY Institutional Cash Reserves Fund, 0.02% (cost—$11,945,614)	11,945,614

	Total Investments (cost—$279,781,625) (a)—99.7%	423,202,757
	Other assets less liabilities—0.3%	1,387,697

	Net Assets—100%	$424,590,454

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Directors, or persons acting at their discretion pursuant to procedures established by the Board of Directors. The Fund’s investments are valued daily and the net asset value (“NAV”) is calculated as of the close of regular trading (normally 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business using prices supplied by dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the last quoted mean price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. For Korean equity securities (with rare exceptions), the Fund fair values its securities daily using modeling tools provided by a statistical research service. This service utilizes statistics and programs based on historical performance of markets and other economic data (which may include changes in the value of U.S. securities or security indices). Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to maturity exceeded 60 days. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than U.S. dollar may be affected significantly on a day that the NYSE is closed. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material.

(a)	Securities with an aggregate value of $373,072,343, representing 87.9% of net assets, were valued utilizing modeling tools provided by a third-party vendor.

(b)	Non-income producing.

(c)	Security purchased with cash proceeds from securities on loan.

(d)	All or portion of securities on loan with an aggregate market value of $11,410,934; cash collateral of $11,945,614 was received with which the Fund purchased short-term investments.

(e)	In connection with the Fund’s cash collateral investment in BNY Institutional Cash Reserves (“CR”) at September 12, 2008, the Fund may be subject to losses on investments in certain Lehman Brothers securities held in CR.

Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•
Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the nine months ended March 31, 2010 maximized the use of observable inputs and minimized the use of unobservable inputs. When fair-valuing securities, the Fund utilized the estimation of the price that would have prevailed in a liquid market for international equities, given information available at the time of evaluation.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund’s policy is to recognize transfers between levels at the end of the reporting period.
A summary of the inputs used at March 31, 2010 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 —	Level 3 —
		Other Significant	Significant
	Level 1 —	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	3/31/10

Investments in Securities — Assets
Common Stock:
Food Products	$2,488,925	$3,578,187	—	$6,067,112
Hotels, Restaurants & Leisure	13,265,014	11,881,320	—	25,146,334
Industrial Conglomerates	13,544,324	1,412,557	—	14,956,881
Personal Products	2,777,884	—	—	2,777,884
Pharmaceuticals	6,108,653	—	—	6,108,653
All Other	—	356,200,279	—	356,200,279
Short-Term Investment	—	11,945,614	—	11,945,614

Total Investments	$38,184,800	$385,017,957	—	$423,202,757

There were no significant transfers into and out of Levels 1 and 2 during the nine months ended March 31, 2010.

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3 (d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
(a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Korea Fund, Inc.
By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer
Date: May 17, 2010

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date: May 17, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert Goldstein
Robert Goldstein
President & Chief Executive Officer
Date: May 17, 2010

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
Treasurer, Principal Financial & Accounting Officer
Date: May 17, 2010